SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES ON RECURRING BASIS (Details) ¥ in Thousands	Dec. 31, 2023 JPY (¥)
Platform Operator, Crypto Asset [Line Items]
Marketable securities	¥ 89,482
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities	89,482
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities